Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciling of Net Loss

The table below shows the reconciliation between the net loss prepared in accordance with accounting principles generally accepted in Japan (“J GAAP”) and the U.S. GAAP.

	Fiscal Year Ended March 31,
	2025	2024	2023
Net loss - J GAAP	¥(342,201)	¥(264,037)	¥(145,724)
Reconciling items	(192,484)	(397,929)	(332,909)
Net loss - US GAAP	(534,685)	(661,966)	(478,633)

Schedule of Estimated Useful Lives
Property and Equipment	Estimated Useful Life
Fixtures	Shorter of 3 years or lease term
Tooling and equipment	5 years
Computer and other equipment	3 years